Subsequent Events (Details Narrative) - USD ($)	May 22, 2016	Apr. 14, 2016	Aug. 06, 2015
Number of common stock issue, new issue			7,876,310
Subsequent Event [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Four Employees And One Contractor [Member]
Number of common stock issue, new issue	146,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Certain Employee [Member]
Number of shares issued subject to repurchase option	90,000
Expiration period	4 years
Amended expiration period	3 years
Description of restricted stock awards vesting option

The repurchase option on 50% of the shares will lapse at the end of two years from date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from date of issuance.

Amended description of restricted stock awards vesting option

The repurchase option on 50% of the shares will lapse at the end of the first year from date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the second and third years from date of issuance.

Subsequent Event [Member] | Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock issued upon transaction		1,741,185
Purchase price (in dollars per share)		$ 1.60
Gross proceeds from offering		$ 2,785,896